PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Loss from Continuing Operations Before Provision for Income Taxes	$ (46,092,236)	$ (71,051,659)	$ (65,918,902)	$ (148,430,669)
Income Tax (Expense) Benefit	$ (23,970,469)	$ 14,649,487	$ (34,309,031)	$ 32,310,218
Effective Tax Rate	(52.04%)	20.87%	(52.04%)	20.87%	7.09%	1.03%
Current:
Federal					$ 21,675,826	$ 17,380,191
State					2,471,663	2,401,365
Total Current					24,147,489	19,781,556
Deferred:
Federal					(52,822,427)	(17,388,695)
State					(12,153,888)	(7,977,922)
Total Deferred					(64,976,315)	(25,366,617)
Total Provision for Income Taxes					$ (40,828,826)	$ (5,585,061)